Cover	Feb. 12, 2026
Cover [Abstract]
Entity Central Index Key	0001956439
Entity Registrant Name	AParadise Acquisition Corp.
Document Type	S-4
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false